20. Taxes payable (Details 1) R$ in Millions	Dec. 31, 2020 BRL (R$)
TaxesAndContributionsPayableAndTaxesPayableInInstallmentsLineItems [Line Items]
Taxes payable in installments, noncurrent	R$ 248
From 1 to 2 years [Member]
TaxesAndContributionsPayableAndTaxesPayableInInstallmentsLineItems [Line Items]
Taxes payable in installments, noncurrent	87
From 2 to 3 years [member]
TaxesAndContributionsPayableAndTaxesPayableInInstallmentsLineItems [Line Items]
Taxes payable in installments, noncurrent	73
From 3 To 4 Years [member]
TaxesAndContributionsPayableAndTaxesPayableInInstallmentsLineItems [Line Items]
Taxes payable in installments, noncurrent	25
From 4 To 5 Years [member]
TaxesAndContributionsPayableAndTaxesPayableInInstallmentsLineItems [Line Items]
Taxes payable in installments, noncurrent	12
After 5 Years [member]
TaxesAndContributionsPayableAndTaxesPayableInInstallmentsLineItems [Line Items]
Taxes payable in installments, noncurrent	R$ 51